Revenue from Contracts with Customers - Schedule of Revenue from Contracts with Customers (Details) - AUD ($)	6 Months Ended		12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Jun. 30, 2024	Jun. 30, 2023
Schedule of Revenue from Contracts with Customers [Abstract]
Sale of products				$ 79,843